Mar. 03, 2021
Catalyst/Lyons Tactical Allocation Fund
Catalyst/Lyons Tactical Allocation Fund

MUTUAL FUND SERIES TRUST

Catalyst/Lyons Tactical Allocation Fund

Class A: CLTAX Class C: CLTCX Class I: CLTIX

(the “Fund”)

March 3, 2021

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2020, as supplemented.

Effective on or about May 26, 2021, the Fund’s investment objective will change to the following:

“The Fund’s investment objective is to seek long-term capital appreciation.”

The first sentence in the first paragraph of the sections of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst/Lyons Tactical Allocation Fund - Principal Investment Strategies”, and the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES – Catalyst/Lyons Tactical Allocation Fund” are replaced with the following:

“The Fund seeks to achieve its investment objective by combining a tactical allocation process intended to offer downside protection during significant market declines, with individual stock selection.”

The fourth sentence in the third paragraph of the sections of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst/Lyons Tactical Allocation Fund - Principal Investment Strategies”, and the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES – Catalyst/Lyons Tactical Allocation Fund” are replaced with the following:

“The Fund invests in U.S. listed mid-cap, large-cap and mega-cap companies.”

The second paragraph of the section of the Fund’s Prospectus entitled “NON-PRINCIPAL INVESTMENT STRATEGY” is replaced with the following:

“Catalyst/Lyons Tactical Allocation Fund

Option hedging is used to address short-term market risk while allocated to equities. Hedging is executed using index options and is determined by a combination of technical factors and market events that may be anticipated to cause short-term declines in equity markets. Additionally, hedging is conducted immediately following an allocation change between equities and fixed income, and is intended to offset the risk of whipsaw from an adverse market movement against an allocation shift. Shifts are expected to occur infrequently and in highly volatile market environments. The potential exists for the market to move in the opposite direction of the Fund’s allocation shifts in the months immediately following (e.g. market rally after shifting to defense, and vice versa). At the time of an allocation change between stocks and bonds, the Sub-Advisor may purchase calls (following a defensive shift) or puts (after re-entering stocks). Due to the low frequency of allocation shifts and the imposed use constraints, hedging will be limited in frequency, scope and cost.”

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You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, dated November 1, 2020, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.